Divestiture of Orthobiologics Business	12 Months Ended
Dec. 31, 2022
Divestiture of Orthobiologics Business
Divestiture of Orthobiologics Business

Note 4. Divestiture of Orthobiologics Business

As described in Note 2, on September 17, 2023, the Company executed the Purchase Agreement for the sale of substantially all of its Orthobiologics Business. Accordingly, as initially presented in the Company’s Form 10-Q for the quarter ended September 30, 2023, the Orthobiologics Business is reported herein as discontinued operations in accordance with ASC 205-20 - Discontinued Operations.  The related assets and liabilities of the Orthobiologics Business are classified as assets and liabilities of discontinued operations as of December 31, 2022 and 2021 in the consolidated balance sheets and the results of operations from the Orthobiologics Business are reported as discontinued operations in the consolidated statements of operations for the years ended December 31, 2023 and 2022. Applicable amounts in the prior year have been recast to conform to this discontinued operations presentation.

The following tables shows the assets and liabilities of the discontinued operations:

	Year Ended December 31,
	2022	2021
Carrying amounts of the major classes of assets included in discontinued operations:
Accounts receivable, net	$3,056	$2,638
Inventory	5,812	6,768
Prepaid expenses and other current assets	628	667
Total current assets	9,496	10,073
Property and equipment, net	1,158	986
Operating lease right-of-use assets and other	1,350	—
Total non-current assets	2,508	986
Total assets of discontinued operations	$12,004	$11,059

Carrying amounts of the major classes of liabilities included in discontinued operations:
Accounts payable	$954	$971
Accrued expenses and other current liabilities	1,273	1,383
Payables to tissue suppliers	2,252	2,122
Current operating lease liabilities	450	—
Total current liabilities	4,929	4,476
Long-term operating lease liabilities	956	—
Total liabilities of discontinued operations	$5,885	$4,476

In accordance with ASC 205-20, only expenses specifically identifiable and related to a business to be disposed may be presented in discontinued operations. The following table shows the financial results of the discontinued operations:

	As of December 31,
	2022	2021
Net sales	$25,338	$26,934
Cost of goods sold	17,755	17,192
Gross profit	7,583	9,742
Sales and marketing	2,345	2,170
General and administrative	576	563
Research and development	1,213	1,512
Total operating expenses	4,134	4,245
Interest Expense	164	—
Net income (loss)	$3,285	5,497

Total operating and investing cash flows of discontinued operations for the nine months ended September 30, 2023 and 2022 are comprised of the following:

	Twelve Months Ended
	December 31,
	2022	2021
Significant operating non-cash reconciliation items
Depreciation	$167	$120
Stock-based compensation	144	148
Changes in operating assets and liabilities:
Accounts receivable	(417)	1,832
Inventory	956	(1,048)
Prepaid expenses and other	39	(636)
Accounts payable and accrued expenses and other current liabilities	(127)	725
Obligations to tissue suppliers	130	305

Significant investing items
Expenditures for property, plant and equipment	378	255